Pruco Life Insurance Company of New Jersey     Thomas C. Castano
                                               Assistant General Counsel
                                               Law Department

                                               Pruco Life Insurance Company
                                               of New Jersey
                                               213 Washington Street
                                               Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              October 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Pruco Life of New Jersey Variable Appreciable Account
                          (Registration No. 333-85117)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 8 and (ii) that the text of Post-Effective Amendment No. 8 was filed electronically on September 16, 2002 (Accession No. 0001169232-02-001596).



                             By:       /s/
                                      Thomas C. Castano
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey



via EDGAR